Supplement to the
Strategic Advisers® Core Fund
July 30, 2016
As Revised November 7, 2016
STATEMENT OF ADDITIONAL INFORMATION

Tom Watson has replaced Eric Veiel as a portfolio manager for T. Rowe Price.

The following information supplements information found in the "Management Contract" section under the heading "Portfolio Manager Compensation - T. Rowe Price".

The following table provides information relating to other accounts managed by Mr. Watson as of March 31, 2017:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	none	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	none	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Strategic Advisers® Core Fund ($0) assets managed).

As of March 31, 2017, the dollar range of shares of Strategic Advisers® Core Fund beneficially owned by Mr. Watson was none.

SAI-CORB-17-01 1.910404.113	May 16, 2017

Supplement to the
Strategic Advisers® Core Fund
July 30, 2016
Prospectus

At a special meeting of Strategic Advisers® Core Fund, shareholders approved new sub-advisory agreements with FIAM LLC, and Geode Capital Management, LLC on behalf of the fund.

The following information replaces the similar information found in the “Fund Summary” section under the “Investment Adviser” heading.

Strategic Advisers (the Adviser) is the fund's manager. AllianceBernstein L.P. (AB), Aristotle Capital Management, LLC (Aristotle Capital), Brandywine Global Investment Management, LLC (Brandywine Global), ClariVest Asset Management LLC (ClariVest), FIAM LLC (FIAM), FirstEagle Investment Management, LLC (First Eagle), Geode Capital Management LLC (Geode), J.P. Morgan Investment Management Inc. (JPMorgan), Loomis, Sayles & Company, L.P. (Loomis Sayles), LSV Asset Management (LSV), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), OppenheimerFunds, Inc. (OppenheimerFunds), Robeco Investment Management, Inc., (dba Boston Partners (BP)), T. Rowe Price Associates, Inc. (T. Rowe Price), and Waddell & Reed Investment Management Company (WRIMCO) have been retained to serve as sub-advisers for the fund. Aristotle Capital, BP, Geode, Loomis Sayles, MFS, MSIM, and WRIMCO have not currently been allocated a portion of the fund's assets to manage.

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Matthew Fruhan (portfolio manager) has managed FIAM's portion of the fund's assets invested in FIAM's U.S. Equity strategy since 2013.

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Chandler Willett (co-manager) and Joseph DeSantis (co-manager) have managed FIAM’s portion of the fund’s assets invested in FIAM’s Sector Managed strategy since 2016.

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Ann M. Holcomb and Jason B. Polun (portfolio managers) have managed T. Rowe Price's portion of the fund's assets since 2015, and Thomas H. Watson replaced Eric Veiel as a portfolio manager for T. Rowe Price’s portion of the fund’s assets effective May 1, 2017.

The following information supplements similar information found in the “Fund Management” section.

Geode, at One Post Office Square, 20th Floor, Boston, Massachusetts 02109, has been retained to serve as a sub-adviser for the fund. As of September 30, 2016, Geode had approximately $235.5 billion in discretionary assets under management. Geode has not currently been allocated a portion of the fund's assets to manage.

The following information replaces similar information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Matthew Fruhan serves as portfolio manager for FIAM's portion of the fund's assets invested in FIAM's U.S. Equity strategy, which he has managed since 2013. He is a portfolio manager at FIAM, a unit of Fidelity. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Fruhan has worked as a research analyst and portfolio manager.

The following information supplements similar information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Joseph DeSantis serves as co-manager of FIAM’s portion of the fund’s assets invested in FIAM’s Sector Managed strategy, which he has managed since 2016. He is a chief investment officer at Fidelity and serves as portfolio manager at FIAM, a unit of Fidelity. Since joining Fidelity Investments in 2010, Mr. DeSantis worked as a research analyst and portfolio manager.

Chandler Willett serves as co-manager of FIAM’s portion of the fund’s assets invested in FIAM’s Sector Managed strategy, which he has managed since 2016. He is a portfolio manager at FIAM, a unit of Fidelity. He also manages other Fidelity funds. Since joining Fidelity Investments in 2006, Mr. Willett has worked as a research analyst and portfolio manager.

The following information replaces similar information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

T. Rowe Price

T. Rowe Price's portion of the fund's assets is managed by T. Rowe Price's investment advisory committee, which is composed of Ann M. Holcomb, Jason B. Polun, and Thomas H. Watson, who are co-chairmen of the committee. As co-chairmen of the investment advisory committee, Ms. Holcomb, Mr. Polun, and Mr. Watson have day-to-day responsibility for managing T. Rowe Price's portion of the fund's assets. Ms. Holcomb and Mr. Polun have had such portfolio management responsibility for T. Rowe Price's portion of the fund's assets since 2015, and Mr. Watson has had such portfolio management responsibility for T. Rowe Price's portion of the fund's assets since May 1, 2017.

Ms. Holcomb is a vice president of T. Rowe Price Group, Inc., T. Rowe Price Associates, Inc., and T. Rowe Price Trust Company. She is also a portfolio manager and quantitative analyst in the Quantitative Equity Group. Ann is co-portfolio manager of the Capital Opportunity Fund and is a member of the portfolio oversight team. She is also co-chair of the Capital Opportunity Fund's Investment Advisory Committee. She joined the firm in 1996, and prior to her current position, she was an investment data analyst and database programmer in the Quantitative Equity Group. Ann earned a B.A. in mathematics from Goucher College and an M.S. in finance from Loyola University Maryland. She has also earned the Chartered Financial Analyst designation.

Jason B. Polun is a vice president of T. Rowe Price Group, Inc. and T. Rowe Price Associates, Inc. He is a director of equity research for North America, chair of the Equity Research Advisory Committee, and a member of the Equity Steering Committee. In addition, Jason is co-portfolio manager of the Capital Opportunity Fund and is a member of the portfolio oversight team. He is also co-chair of the Capital Opportunity Fund's Investment Advisory Committee. Previously, Jason was a research analyst following money center banks and specialty finance companies and a member of the Investment Advisory Committee of the Equity Income Fund and Financial Services Fund. Prior to rejoining the firm in 2007, Jason was employed by Wellington Management Company, LLP, as a vice president and an equity research analyst, where his coverage included aerospace and defense, energy, packaged food, restaurant, and chemical companies. He earned a B.S. in business and finance from Mount St. Mary's College and an M.B.A. in finance and accounting from The Wharton School at the University of Pennsylvania, where he was a Palmer Scholar. He has also earned the Chartered Financial Analyst designation.

Tom Watson is a vice president of T. Rowe Price Associates, Inc. and T. Rowe Price Group, Inc. He is a director of equity research, North America. Previously, Tom was an equity analyst covering the software sector. He joined T. Rowe Price in 2007 after serving as a summer intern with the firm in 2006, covering semiconductors. Prior to this, Tom was employed as a strategy analyst for Forrester Research. He earned a B.A. in economics and English literature from the University of Virginia and an M.B.A. from the Tuck School of Business at Dartmouth. Tom has also earned the Chartered Financial Analyst designation.

The oversight team at T. Rowe Price is responsible for developing rules for portfolio construction and for ensuring adherence to portfolio constraints and risk controls along with managing the investment of cash flows.

SAl-COR-17-01 1.910403.123	May 16, 2017